Schedule of Investments - Virtus Real Asset Income ETF

July 31, 2026 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 97.5%
Communication Services - 3.0%
KT Corp. (South Korea)(1)	11,059	$200,057
Mobile TeleSystems PJSC (Russia)*(2)	387,202	—
TIM SA (Brazil)(1)	9,220	176,748
Turkcell Iletisim Hizmetleri AS (Turkey)(1)	32,522	174,968
Total Communication Services		551,773
Consumer Staples - 2.4%
Cal-Maine Foods, Inc.(3)	2,598	228,052
Del Monte Corp.	7,339	218,042
Total Consumer Staples		446,094
Energy - 35.0%
Alliance Resource Partners LP	8,087	209,858
APA Corp.(3)	5,772	215,411
BP PLC(1)	4,962	224,382
California Resources Corp.	3,602	189,537
Canadian Natural Resources Ltd. (Canada)	4,724	225,240
Cenovus Energy, Inc. (Canada)	7,690	232,161
DT Midstream, Inc.	1,361	187,818
Energy Transfer LP	10,450	212,762
Halliburton Co.	5,613	181,019
Hess Midstream LP Class A	5,305	216,603
HF Sinclair Corp.	2,998	274,227
HighPeak Energy, Inc.(3)	26,286	187,945
Kinetik Holdings, Inc.	4,199	212,343
Magnolia Oil & Gas Corp. Class A	7,276	187,066
Matador Resources Co.	3,897	194,421
MPLX LP	3,469	202,763
Murphy Oil Corp.	5,735	227,909
Northern Oil & Gas, Inc.(3)	10,223	216,217
Ovintiv, Inc.	3,614	225,731
Permian Resources Corp. Class A	10,390	221,411
Plains All American Pipeline LP	9,190	225,798
Plains GP Holdings LP*(3)	8,454	222,594
RPC, Inc.(3)	30,511	171,167
Select Water Solutions, Inc.	10,682	197,831
Shell PLC(1)(3)	2,478	227,926
SLB Ltd.	4,117	204,162
SM Energy Co.	7,163	232,941
Tenaris SA(1)	3,395	194,635
VAALCO Energy, Inc.(3)	36,221	193,058
Western Midstream Partners LP	4,593	213,896
Williams Cos., Inc. (The)	2,634	188,436
Total Energy		6,517,268
Financials - 1.0%
Chicago Atlantic Real Estate Finance, Inc.(3)	18,127	176,920
Information Technology - 0.9%
Ituran Location and Control Ltd. (Israel)	3,075	169,617
Materials - 7.4%
Anglogold Ashanti PLC (Australia)	2,289	181,563
Cabot Corp.	2,176	191,531
Mosaic Co. (The)	8,973	198,483
Stepan Co.	3,690	236,677
SunCoke Energy, Inc.	23,585	200,001
Sylvamo Corp.	5,092	190,492
Westlake Corp.	2,532	178,506
Total Materials		1,377,253
Real Estate - 30.7%
Acadia Realty Trust	9,290	208,746
Agree Realty Corp.(3)	2,690	209,282
American Tower Corp.	1,119	193,990
Apple Hospitality REIT, Inc.	11,885	196,221
Brixmor Property Group, Inc.	6,331	199,490

Security Description	Shares	Value
COMMON STOCKS (continued)
Real Estate (continued)
Camden Property Trust	1,811	$200,677
CubeSmart	4,875	202,118
EPR Properties	3,401	211,100
Essex Property Trust, Inc.	715	203,160
Getty Realty Corp.(3)	6,013	205,284
Host Hotels & Resorts, Inc.	7,855	197,396
Independence Realty Trust, Inc.	12,330	205,048
Invitation Homes, Inc.	6,941	206,287
Kimco Realty Corp.	7,995	203,713
Kite Realty Group Trust	7,065	202,200
Mid-America Apartment Communities, Inc.	1,494	197,716
Park Hotels & Resorts, Inc.	13,549	204,048
Public Storage	616	199,689
Rayonier, Inc.	9,441	205,625
Realty Income Corp.	3,259	208,152
Rexford Industrial Realty, Inc.	5,916	223,447
Ryman Hospitality Properties, Inc.	1,577	210,766
Summit Hotel Properties, Inc.	30,047	206,723
Sunstone Hotel Investors, Inc.	16,645	195,912
Urban Edge Properties	8,833	200,156
VICI Properties, Inc.	7,566	199,364
Weyerhaeuser Co.	8,141	203,769
Xenia Hotels & Resorts, Inc.	9,821	202,116
Total Real Estate		5,702,195
Utilities - 17.1%
Alliant Energy Corp.(3)	2,696	190,823
Ameren Corp.	1,800	197,298
American Electric Power Co., Inc.	1,515	193,693
Axia Energia SA (Brazil)(1)	19,147	200,469
Brookfield Infrastructure Partners LP (Canada)	5,446	227,425
Cia Energetica de Minas Gerais (Brazil)(1)	94,907	207,846
CMS Energy Corp.	2,675	192,573
DTE Energy Co.	1,344	190,673
Edison International	2,734	200,594
Enel Chile SA (Chile)(1)	43,291	192,212
Eversource Energy	2,815	201,526
Exelon Corp.	4,297	196,888
New Jersey Resources Corp.	3,602	208,520
TXNM Energy, Inc.	3,442	199,361
WEC Energy Group, Inc.	1,746	191,047
Xcel Energy, Inc.	2,505	195,891
Total Utilities		3,186,839
Total Common Stocks
(Cost $16,861,305)		18,127,959
SECURITIES LENDING COLLATERAL - 1.0%
Money Market Fund - 1.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 3.51%(4)(5)
(Cost $183,995)	183,995	183,995

TOTAL INVESTMENTS - 98.5%
(Cost $17,045,300)		18,311,954
Other Assets in Excess of Liabilities - 1.5%		285,267
Net Assets - 100.0%		$18,597,221

*	Non-income producing security.
(1)	American Depositary Receipts.

Schedule of Investments - Virtus Real Asset Income ETF (continued)

July 31, 2026 (unaudited)

(2)	Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(3)	All or a portion of the security was on loan. The aggregate market value of securities on loan was $2,427,212; total market value of collateral held by the Fund was $2,463,514. Market value of the collateral held includes non-cash U.S. Treasury securities having a value of $2,279,519.
(4)	Represents securities purchased with cash collateral received for securities on loan.
(5)	The rate shown reflects the seven-day yield as of July 31, 2026.

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2026.

	Level 1	Level 2	Level 3		Total
Asset Valuation Inputs
Common Stocks	$18,127,959	$—	$—	(1)	$18,127,959
Money Market Fund	183,995	—	—		183,995
Total	$18,311,954	$—	$—		$18,311,954

(1) Includes internally fair valued securities currently priced at zero ($0).

The value of level 3 security represents valuations of Russian Common Stock for which Management has determined include significant unobservable inputs as of July 31, 2026.

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the rollforward of Level 3 securities and assumptions are not shown for the period ended July 31, 2026.